1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Allison M. Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

January 15, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lazard Active ETF Trust
Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Lazard Active ETF Trust, a Delaware statutory trust (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Lazard International Equity Advantage Portfolio, a series of The Lazard Funds, Inc., a Maryland corporation, will be transferred to Lazard International Dynamic Equity ETF (the “Acquiring Portfolio”), a newly created series of the Registrant, in exchange solely for issuance of shares of beneficial interest of the Acquiring Portfolio, in accordance with the terms and conditions of the form of Agreement and Plan of Reorganization described and included in the Registration Statement.

Pursuant to Rule 488, the Registration Statement designates an effective date of February 14, 2025. No fees are required in connection with this filing. Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact Vince Nguyen at (212) 698-3566 or me at (212) 698-3526.

Very truly yours,

/s/ Allison Fumai
Allison Fumai